Identifiable Intangible Assets, net	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Other Intangible Assets, net and Goodwill
Identifiable Intangible Assets, net

Note 7: Other Intangible Assets, net and Goodwill

Other Intangible Assets

The following tables summarize the gross carrying amounts and accumulated amortization  of the Company’s identifiable intangible assets by major class:

	June 30, 2019			December 31, 2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$290,984	$(184,761)	$106,223	$291,503	$(164,611)	$126,892
Databases and content	1,724,802	(285,550)	1,439,252	1,725,878	(233,733)	1,492,145
Computer software	292,422	(121,699)	170,723	268,704	(97,570)	171,134
Finite-lived intangible assets	2,308,208	(592,010)	1,716,198	2,286,085	(495,914)	1,790,171

Indefinite-lived intangible assets
Trade names	168,323	—	168,323	168,349	—	168,349
Total intangible assets	$2,476,531	$(592,010)	$1,884,521	$2,454,434	$(495,914)	$1,958,520

Amortization expense amounted to $40,932 and $57,541 for the three months ended June 30, 2019, and 2018, respectively, and $97,038 and $114,672 for the six months ended June 30, 2019, and 2018, respectively.

Goodwill

The following table summarizes changes in the carrying amount of goodwill for the six months ended June 30, 2019:

Total
Balance as of December 31, 2018	$1,282,919
Changes due to foreign currency fluctuations	(77)
Balance as of June 30, 2019	$1,282,842

Note 7: Other Intangible Assets, net and Goodwill

Other Intangible Assets

The following tables summarize the gross carrying amounts and accumulated amortization  of the Company’s identifiable intangible assets by major class:

	September 30, 2019			December 31, 2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$288,026	$(184,626)	$103,400	$291,503	$(164,611)	$126,892
Databases and content	1,721,623	(311,458)	1,410,165	1,725,878	(233,733)	1,492,145
Computer software	308,399	(133,931)	174,468	268,704	(97,570)	171,134
Finite-lived intangible assets	2,318,048	(630,015)	1,688,033	2,286,085	(495,914)	1,790,171

Indefinite-lived intangible assets
Trade names	168,313	—	168,313	168,349	—	168,349
Total intangible assets	$2,486,361	$(630,015)	$1,856,346	$2,454,434	$(495,914)	$1,958,520

Amortization expense amounted to $41,656 and $57,186 for the three months ended September 30, 2019, and 2018, respectively, and $138,694 and $171,858 for the nine months ended September 30, 2019, and 2018, respectively.

In September 2019, Company purchased the key business assets of SequenceBase which was accounted for as an asset acquisition. As a result of the purchase, customer relations balance increased $1,000 and computer software increased $2,500.

Goodwill

The following table summarizes changes in the carrying amount of goodwill for the nine months ended September 30, 2019:

Total
Balance as of December 31, 2018	$1,282,919
Changes due to foreign currency fluctuations	(1,415)
Balance as of September 30, 2019	$1,281,504

Note 7: Identifiable Intangible Assets, net

The Company’s identifiable intangible assets consist of the following:

	December 31, 2018			December 31, 2017
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$291,503	$(164,611)	$126,892	$299,886	$(95,606)	$204,280
Databases and content	1,725,878	(233,733)	1,492,145	1,733,304	(130,271)	1,603,033
Computer software	268,704	(97,570)	171,134	235,420	(52,696)	182,724
Finite-lived intangible assets	2,286,085	(495,914)	1,790,171	2,268,610	(278,573)	1,990,037

Indefinite-lived intangible assets
Trade names	168,349	—	168,349	170,050	—	170,050
Total intangible assets	$2,454,434	$(495,914)	$1,958,520	$2,438,660	$(278,573)	$2,160,087

The Company performed the indefinite-lived impairment test as of October 1, 2018. As part of this analysis, the Company determined that its trade name, with a carrying value of $168,349, and $170,050 as of December 31, 2018 and 2017, respectively, was not impaired and will continue to be reported as indefinite-lived intangible assets.

The weighted-average amortization period for each class of finite-lived intangible assets and for total finite-lived intangible assets, which range between two and 20 years, is as follows:

Remaining
Weighted-Average
Amortization Period
(in years)
Customer relationships	10.6
Databases and content	14.9
Computer software	4.9
Total	13.9

Amortization amounted to $227,803 for the year ended December 31, 2018. Amortization amounted to $221,466 for the year ended December 31, 2017.

Estimated amortization for each of the five succeeding years as of December 31, 2018 is as follows:

2019	$176,545
2020	158,807
2021	149,326
2022	117,865
2023	113,545
Thereafter	1,036,411
Subtotal finite-lived intangible assets	1,752,499
Internally developed software projects in process	37,672
Total finite-lived intangible assets	1,790,171
Intangibles with indefinite lives	168,349
Total intangible assets	$1,958,520